Concentration of Major Customers and Suppliers (Details) - Schedule of Customers with Accounts Receivable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Concentration Risk [Line Items]
Total accounts receivable	$ 1,655,031	$ 1,827,320
Percentage of Accounts receivable	10.70%	12.20%
Customer A [Member]
Concentration Risk [Line Items]
Total accounts receivable	$ 1,655,031
Percentage of Accounts receivable	10.70%
Customer C [Member]
Concentration Risk [Line Items]
Total accounts receivable		$ 1,827,320
Percentage of Accounts receivable		12.20%